Other Receivables	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 7 - Other receivables	Note 7 - Other Receivables
As at December 31
2018	2017
$ millions	$ millions

Government institutions	108	78
Current tax assets	79	16
Prepaid expenses	52	43
Insurance receivables	1	26
Other	55	62
	295	225